Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 14, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. Equity ETFs

Schwab® U.S. Mid-Cap ETF

Schwab® U.S. Small-Cap ETF

Schwab® U.S. Dividend Equity ETF

Supplement dated March 11, 2019 to the currently effective

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Mid-Cap ETF	0.05%	0.04%
Schwab U.S. Small-Cap ETF	0.05%	0.04%
Schwab U.S. Dividend Equity ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective March 11, 2019:

1.	Prospectus

a.	Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.04

Other expenses	None

Total annual fund operating expenses[1]	0.04

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

b.	Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 19 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.04

Other expenses	None

Total annual fund operating expenses[1]	0.04

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

c.	Schwab U.S. Dividend Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 23 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.06

Other expenses	None

Total annual fund operating expenses[1]	0.06

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$6	$19	$34	$77

Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. Equity ETFs

Schwab® U.S. Mid-Cap ETF

Supplement dated March 11, 2019 to the currently effective

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Mid-Cap ETF	0.05%	0.04%

Accordingly, the following changes to the Prospectus and SAI are effective March 11, 2019:

1.	Prospectus

a.	Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.04

Other expenses	None

Total annual fund operating expenses[1]	0.04

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses  (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses. <br/><br/>
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.04%	[1]
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	$ 51
Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. Equity ETFs

Schwab® U.S. Small-Cap ETF

Supplement dated March 11, 2019 to the currently effective

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.05%	0.04%

Accordingly, the following changes to the Prospectus and SAI are effective March 11, 2019:

1.	Prospectus

b.	Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 19 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.04

Other expenses	None

Total annual fund operating expenses[1]	0.04

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses  (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses. <br/><br/>
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.04%	[1]
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	$ 51
Schwab U.S. Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. Equity ETFs

Schwab® U.S. Dividend Equity ETF

Supplement dated March 11, 2019 to the currently effective

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Dividend Equity ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective March 11, 2019:

1.	Prospectus

c.	Schwab U.S. Dividend Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 23 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.06

Other expenses	None

Total annual fund operating expenses[1]	0.06

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses  (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%	[1]
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77

[1]	The information in the table has been restated to reflect current fees and expenses.